INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2015
Income Taxes
Schedule of deferred tax assets

Deferred income taxes reflect the net effects of temporary differences between the amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The breakdown of the deferred tax asset as of September 30 2015, 2014 and 2013 is as follows:

	2015	2014	2013
	U.S. dollars in thousands
Deferred tax assets:
Net operating loss carry-forward	$6,331	$3,267	$2,502
Valuation allowance	(6,331)	(3,267)	(2,502)
	$0	$0	$0

Summary of valuation allowance

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. Management has determined, based on its recurring net losses, lack of a commercially viable product and limitations under current tax rules, that a full valuation allowance is appropriate.

U.S. dollars in thousands
Valuation allowance, September 30, 2014	$3,267
Increase	3,064
Valuation allowance, September 30, 2015	$6,331

Schedule of reconciliation of effective tax rate

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the Statement of Operations, is as follows:

	Year ended December 31,
	2015	2014	2013
Loss before taxes, as reported in the
consolidated statements of operations	$7,462	$7,376	$1,970

Federal statutory rate	35%	35%	35%

Theoretical tax benefit on the above
amount at federal statutory tax rate	2,612	2,582	690

Losses and other items for which a valuation allowance
Was provided or benefit from loss carry forward	(2,612)	(2,582)	(690)

Actual tax expense	—	—	—